Accounting Policies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
II. Accounting policies

The principal accounting policies applied in the preparation of these Consolidated Financial Statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

A	Basis of presentation

The Consolidated Financial Statements of Tenaris have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and in accordance with IFRS as adopted by the European Union, under the historical cost convention, as modified by the revaluation of available for sale financial assets, financial assets and liabilities (including derivative instruments) at fair value through profit or loss and plan assets measured at fair value. The Consolidated Financial Statements are, unless otherwise noted, presented in thousands of U.S. dollars (“$”).

Whenever necessary, certain comparative amounts have been reclassified to conform to changes in presentation in the current year.

Following the sale of the steel electric conduit business in North America, known as Republic Conduit, the results of the mentioned business are presented as discontinued operations in accordance with IFRS
5
"Non-current Assets Held for Sale and Discontinued Operations". Consequently, all amounts related to discontinued operations within each line item of the Consolidated Income Statement are reclassified into discontinued operations. The Consolidated Statement of Cash Flows includes the cash flows for continuing and discontinued operations, cash flows from discontinued operations and earnings per share are disclosed separately in Note
28,
as well as additional information detailing net assets of disposal group classified as held for sale and discontinued operations.

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make certain accounting estimates and assumptions that might affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the reporting dates, and the reported amounts of revenues and expenses during the reporting years. Actual results may
differ from these estimates.

(1)	New and amended standards not yet adopted and relevant for Tenaris

IFRS
9,
“Financial instruments”

In
July 2014,
the IASB issued IFRS
9,
"Financial instruments", which replaces the guidance in IAS
39.
IFRS
9
includes new requirements on the classification and measurement of financial assets and liabilities, as well as a new impairment model based on expected credit losses rather than the incurred loss impairment model of IAS
39.
It also introduces new rules for hedge accounting. IFRS
9
must be applied on annual periods beginning on or after
January 1, 2018.

The Company will apply the new rules retrospectively from
1
January 2018.
Comparative amounts for previous years will
not
be restated.

The Company has reviewed its financial assets and liabilities and is expecting that the other investments categorized as held to maturity and carried at amortized cost will qualify for classification at fair value through other comprehensive income. Accordingly, Tenaris expects an increase in the valuation of its financial assets of approximately
$3
million.

The new impairment model requires recognition of impairment provisions based on expected credit losses rather than on incurred credit losses. Based on the assessments undertaken, Tenaris expects a decrease of $
6
million in the allowance for doubtful accounts.

The Company does
not
expect any significant impact related to the new hedge accounting rules.

IFRS
15,
“Revenue from contracts with customers”

In
May 2014,
the IASB issued IFRS
15,
"Revenue from contracts with customers", which sets out the requirements in accounting for revenue arising from contracts with customers and which is based on the principle that revenue is recognized when control of a good or service is transferred to the customer. IFRS
15
must be applied on annual periods beginning on or after
January 1, 2018.

The Company has assessed the effects of applying the new standard and the main areas affected will be the accounting for sales of shipping services, free of charge services and rights of return.

The impact of the adoption as of
January 1, 2018
on the aggregate of revenues, cost of sales and selling expenses is expected to be a decrease of $
0.7
million net.

The Company intends to adopt this standard using the modified retrospective approach, meaning that the cumulative impact of the adoption will be recognized in retained earnings as of
January 1, 2018
and that comparatives will
not
be restated.

IFRS
16,
“Leases”

In
January 2016,
the IASB issued IFRS
16,
"Leases". The new standard will result in almost all leases recognized on the balance sheet, as the distinction between operating and finance leases is removed. IFRS
16
must be applied on annual periods beginning on or after
January 1, 2019.

The Company's management is currently assessing the potential impact that the application of this standard may
have on the Company's financial condition or results of operations.

These standards were endorsed by the EU.

Other accounting pronouncements that became effective during
2017
have
no
material effect on the Company’s financial condition or results of operations.

B	Group accounting

(1)	Subsidiaries and transactions with non-controlling interests

Subsidiaries are all entities over which Tenaris has control. Tenaris controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is exercised by the Company and are no
longer consolidated from the date control ceases.

The acquisition method of accounting is used to account for the acquisition of subsidiaries by Tenaris. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of exchange. Acquisition-related costs are expensed as incurred. Identifiable assets acquired, liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Any non-controlling interest in the acquiree is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets. The excess of the aggregate of the consideration transferred and the amount of any non-controlling interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the Consolidated Income Statement.

Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Transactions with non-controlling interests that do
not
result in a loss of control are accounted as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Material intercompany transactions, balances and unrealized gains (losses) on transactions between Tenaris subsidiaries have been eliminated in consolidation. However, since the functional currency of some subsidiaries is its respective local currency, some financial gains (losses) arising from intercompany transactions are generated. These are included in the Consolidated Income Statement under
Other financial results
.

(2)	Non-consolidated companies

Non-consolidated companies are all entities in which Tenaris has significant influence but not
control, generally accompanying a shareholding of between
20%
and
50%
of the voting rights. Investments in non-consolidated companies (associated and joint ventures) are accounted for by the equity method of accounting and are initially recognized at cost. The Company’s investment in non-consolidated companies includes goodwill identified in acquisition, net of any accumulated impairment loss.

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize Tenaris’s share of the post-acquisition profits or losses of the investee in profit or loss, and Tenaris’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Unrealized results on transactions between Tenaris and its non-consolidated companies are eliminated to the extent of Tenaris’s interest in the non-consolidated companies. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment indicator of the asset transferred. Financial statements of non-consolidated companies have been adjusted where necessary to ensure consistency with IFRS.

The Company’s pro-rata share of earnings in non-consolidated companies is recorded in the Consolidated Income Statement under
Equity in earnings (losses) of non-consolidated companies
. The Company’s pro-rata share of changes in other reserves is recognized in the Consolidated Statement of Changes in Equity under
Other Reserves.

At
December 31, 2017,
Tenaris holds
11.46%
of Ternium S.A (“Ternium”)’s common stock. The following factors and circumstances evidence that Tenaris has significant influence (as defined by IAS
28,
“Investments in associates companies and Joint Ventures”) over Ternium, and as a result the Company’s investment in Ternium has been accounted for under the equity method:

▪	Both the Company and Ternium are under the indirect common control of San Faustin S.A.;
▪	Four out of eight members of Ternium’s Board of Directors (including Ternium’s chairman) are also members of the Company’s Board of Directors;
▪	Under the shareholders’ agreement by and between the Company and Techint Holdings S.à r.l, a wholly owned subsidiary of San Faustin S.A. and Ternium’s main shareholder, dated
January 9, 2006,
Techint Holdings S.à r.l, is required to take actions within its power to cause (a)
one
of the members of Ternium’s Board of Directors to be nominated by the Company and (b) any director nominated by the Company to be only removed from Ternium’s Board of Directors pursuant to previous written instructions of the Company.

At
December 31, 2017,
Tenaris holds through its Brazilian subsidiary Confab Industrial S.A. (“Confab”),
5.2%
of the shares with voting rights and
3.08
%
of Usinas Siderúrgicas de Minas Gerais S.A. (“Usiminas”) total share capital.

The acquisition of Usiminas shares was part of a larger transaction performed on
January 16, 2012,
pursuant to which Ternium, certain of its subsidiaries and Confab joined Usiminas’ existing control group through the acquisition of ordinary shares representing
27.7%
of Usiminas’ total voting capital and
13.8%
of Usiminas’ total share capital.
The rights of Ternium and its subsidiaries and Confab within the Ternium - Tenaris Group are governed under a separate shareholders agreement.
Those circumstances evidence that Tenaris has significant influence over Usiminas, consequently, accounted it for under the equity method (as defined by IAS
28
).

In
April
and
May 2016
Tenaris’s subsidiary Confab subscribed, in the aggregate, to
1.3
million preferred shares (
BRL1.28
per share) for a total amount of
BRL1.6
million (approximately
$0.5
million) and
11.5
million ordinary shares (
BRL5.00
per share) for a total amount of
BRL57.5
million (approximately
$16.6
million). The preferred and ordinary shares were issued on
June 3, 2016
and
July 19, 2016,
respectively. Consequently as of
December 31, 2017
Tenaris owns
36.5
million ordinary shares and
1.3
million preferred shares of Usiminas.

Tenaris carries its investment in Ternium and Usiminas under the equity method, with no
additional goodwill or intangible assets recognized. Tenaris reviews investments in non-consolidated companies for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may
not
be recoverable, such as a significant or prolonged decline in fair value below the carrying value. At
December 31, 2017,
2016
and
2015,
no
impairment provisions were recorded on Tenaris’s investment in Ternium while in
2015,
an impairment charge was recorded on Tenaris’s investment in Usiminas. See Note
7
and Note
12.

C	Segment information

The Company is organized in
one
major business segment, Tubes, which is also the reportable operating segment.

The Tubes segment includes the production and sale of both seamless and welded steel tubular products and related services mainly for the oil and gas industry, particularly oil country tubular goods (OCTG) used in drilling operations, and for other industrial applications with production processes that consist in the transformation of steel into tubular products. Business activities included in this segment are mainly dependent on the oil and gas industry worldwide, as this industry is a major consumer of steel pipe products, particularly OCTG used in drilling activities. Demand for steel pipe products from the oil and gas industry has historically been volatile and depends primarily upon the number of oil and natural gas wells being drilled, completed and reworked, and the depth and drilling conditions of these wells. Sales are generally made to end users, with exports being done through a centrally managed global distribution network and domestic sales are made through local subsidiaries. Corporate general and administrative expenses have been allocated to the Tubes segment.

Others includes all other business activities and operating segments that are not
required to be separately reported, including the production and selling of sucker rods, industrial equipment, coiled tubing, utility conduits for buildings, energy and raw materials that exceed internal requirements.

Tenaris’s Chief Operating Decision Maker (CEO) holds monthly meetings with senior management, in which operating and financial performance information is reviewed, including financial information that differs from IFRS principally as follows:

▪	The use of direct cost methodology to calculate the inventories, while under IFRS it is at full cost, including absorption of production overheads and depreciations;
▪	The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost;
▪	Other timing differences, if any.

Tenaris presents its geographical information in
five
areas: North America, South America, Europe, Middle East and Africa and Asia Pacific. For purposes of reporting geographical information, net sales are allocated to geographical areas based on the customer’s location; allocation of assets, capital expenditures and associated depreciations and amortizations are based on the geographical location of the assets.

D	Foreign currency translation

(1)	Functional and presentation currency

IAS
21
(revised) “The effects of changes in foreign exchange rates” defines the functional currency as the currency of the primary economic environment in which an entity operates.

The functional and presentation currency of the Company is the U.S. dollar. The U.S. dollar is the currency that best reflects the economic substance of the underlying events and circumstances relevant to Tenaris’s global operations.

Except for the Brazilian and Italian subsidiaries whose functional currencies are their local currencies, Tenaris determined that the functional currency of its other subsidiaries is the U.S. dollar, based on the following principal considerations:

▪	Sales are mainly negotiated, denominated and settled in U.S. dollars. If priced in a currency other than the U.S. dollar, the sales price may
consider exposure to fluctuation in the exchange rate versus the U.S. dollar;
▪	Prices of their critical raw materials and inputs are priced and settled in U.S. dollars;
▪	Transaction and operational environment and the cash flow of these operations have the U.S. dollar as reference currency;
▪	Significant level of integration of the local operations within Tenaris’s international global distribution network;
▪	Net financial assets and liabilities are mainly received and maintained in U.S. dollars;
▪	The exchange rate of certain legal currencies has long-been affected by recurring and severe economic crises.

(2)	Transactions in currencies other than the functional currency

Transactions in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation where items are re-measured.

At the end of each reporting period: (i) monetary items denominated in currencies other than the functional currency are translated using the closing rates; (ii) non-monetary items that are measured in terms of historical cost in a currency other than the functional currency are translated using the exchange rates prevailing at the date of the transactions; and (iii) non-monetary items that are measured at fair value in a currency other than the functional currency are translated using the exchange rates prevailing at the date when the fair value was determined.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than the functional currency are recorded as gains and losses from foreign exchange and included in
“Other financial results”
in the Consolidated Income Statement, except when deferred in equity as qualifying cash flow hedges and qualifying net investment hedges.

(3)	Translation of financial information in currencies other than the functional currency

Results of operations for subsidiaries whose functional currencies are not
the U.S. dollar are translated into U.S. dollars at the average exchange rates for each quarter of the year. Financial statement positions are translated at the year-end exchange rates. Translation differences are recognized in a separate component of equity as currency translation adjustments. In the case of a sale or other disposal of any of such subsidiaries, any accumulated translation difference would be recognized in income as a gain or loss from the sale.

Goodwill and fair value adjustments arising from the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

E	Property, plant and equipment

Property, plant and equipment are recognized at historical acquisition or construction cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Property, plant and equipment acquired through acquisitions accounted for as business combinations have been valued initially at the fair market value of the assets acquired.

Major overhaul and rebuilding expenditures are capitalized as property, plant and equipment only when it is probable that future economic benefits associated with the item will flow to the group and the investment enhances the condition of assets beyond its original condition. The carrying amount of the replaced part is derecognized. Maintenance expenses on manufacturing properties are recorded as cost of products sold in the year in which they are incurred.

Cost
may
also include transfers from equity of any gains or losses on qualifying cash flow hedges of foreign currency purchases of property, plant and equipment.

Borrowing costs that are attributable to the acquisition or construction of certain capital assets are capitalized as part of the cost of the asset, in accordance with IAS
23
(R) “Borrowing Costs”. Assets for which borrowing costs are capitalized are those that require a substantial period of time to prepare for their intended use.

Depreciation method is reviewed at each year end. Depreciation is calculated using the straight-line method to depreciate the cost of each asset to its residual value over its estimated useful life, as follows:

Land	No Depreciation
Buildings and improvements	30-50 years
Plant and production equipment	10-40 years
Vehicles, furniture and fixtures, and other equipment	4-10 years

The assets’ residual values and useful lives of significant plant and production equipment are reviewed and adjusted, if appropriate, at each year-end date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
16
“Property, Plant and Equipment”, did
not
materially affect depreciation expenses for
2017,
2016
and
2015.

Tenaris depreciates each significant part of an item of property, plant and equipment for its different production facilities that (i) can be properly identified as an independent component with a cost that is significant in relation to the total cost of the item, and (ii) has a useful operating life that is different from another significant part of that same item of property, plant and equipment.

During
2017,
the Company decided to redefine the subcategories within property, plant and equipment items, in order to better reflect the nature and intended use of the assets. Comparative figures were reclassified following the new subcategories.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount of assets and are recognized under
Other operating income
or
Other operating expenses
in the Consolidated Income Statement.

F	Intangible assets

(1)	Goodwill

Goodwill represents the excess of the acquisition cost over the fair value of Tenaris’s share of net identifiable assets acquired as part of business combinations determined mainly by independent valuations. Goodwill is tested at least annually for impairment and carried at cost less accumulated impairment losses. Impairment losses on goodwill are not
reversed. Goodwill is included in the Consolidated Statement of Financial Position under
Intangible assets, net.

For the purpose of impairment testing, goodwill is allocated to a subsidiary or group of subsidiaries that are expected to benefit from the business combination which generated the goodwill being tested.

(2)	Information systems projects

Costs associated with maintaining computer software programs are generally recognized as an expense as incurred. However, costs directly related to the development, acquisition and implementation of information systems are recognized as intangible assets if it is probable that they have economic benefits exceeding one
year and comply with the recognition criteria of IAS
38.

Information systems projects recognized as assets are amortized using the straight-line method over their useful lives, generally not
exceeding a period of
3
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38
“Intangible Assets”, did
not
materially affect amortization expenses for
2017,
2016
and
2015.

(3)	Licenses, patents, trademarks and proprietary technology

Licenses, patents, trademarks, and proprietary technology acquired in a business combination are initially recognized at fair value at the acquisition date. Licenses, patents, proprietary technology and those trademarks that have a finite useful life are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost over their estimated useful lives, and does not
exceed a period of
10
years. Amortization charges are mainly classified as
Selling, general and administrative expenses
in the Consolidated Income Statement.

The balance of acquired trademarks that have indefinite useful lives according to external appraisal amounts to
$
86.7
million at
December 31, 2017
and
2016,
included in Hydril CGU. Main factors considered in the determination of the indefinite useful lives, include the years that they have been in service and their recognition among customers in the industry.

Management’s re-estimation of assets useful lives, performed in accordance with IAS
38,
did
not
materially affect amortization expenses for
2017,
2016
and
2015.

(4)	Research and development

Research expenditures as well as development costs that do
not
fulfill the criteria for capitalization are recorded as
Cost of sales
in the Consolidated Income Statement as incurred. Research and development expenditures included in
Cost of sales
for the years
2017,
2016
and
2015
totaled
$63.7
million,
$68.6
million and
$89.0
million, respectively.

(5)	Customer relationships

In accordance with IFRS
3
"Business Combinations" and IAS
38,
Tenaris has recognized the value of customer relationships separately from goodwill attributable to the acquisition of Maverick and Hydril groups.

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date, have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the expected life of approximately
14
years for Maverick and
10
years for Hydril.

In
2015
the Company reviewed the useful life of Prudential’s customer relationships, related to Maverick acquisition, and decided to reduce the remaining amortization period from
5
years to
2
years, ending
December 2017.

As of
December 2017
the residual value of Maverick’s customer relationships amount to
$193
million and the residual useful life is
3
years, while Hydril’s customer relationships is fully amortized
.

G	Impairment of non-financial assets

Long-lived assets including identifiable intangible assets are reviewed for impairment at the lowest level for which there are separately identifiable cash flows (cash generating units, or CGU). Most of the Company’s principal subsidiaries that constitute a CGU have a single main production facility and, accordingly, each of such subsidiary represents the lowest level of asset aggregation that generates largely independent cash inflows.

Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may
not
be recoverable. Intangible assets with indefinite useful lives, including goodwill, are subject to at least an annual impairment test.

In assessing whether there is any indication that a CGU
may
be impaired, external and internal sources of information are analyzed. Material facts and circumstances specifically considered in the analysis usually include the discount rate used in Tenaris’s cash flow projections and the business condition in terms of competitive and economic factors, such as the cost of raw materials, oil and gas prices, capital expenditure programs for Tenaris’s customers and the evolution of the rig count.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher between the asset’s value in use and fair value less costs of disposal. Any impairment loss is allocated to reduce the carrying amount of the assets of the CGU in the following order:

(a)	first, to reduce the carrying amount of any goodwill allocated to the CGU; and
(b)	then, to the other assets of the unit (group of units) pro-rata on the basis of the carrying amount of each asset in the unit (group of units), considering not
to reduce the carrying amount of the asset below the highest of its fair value less cost of disposal, its value in use or zero.

The value in use of each CGU is determined on the basis of the present value of net future cash flows which would be generated by such CGU. Tenaris uses cash flow projections for a five
year period with a terminal value calculated based on perpetuity and appropriate discount rates.

For purposes of calculating the fair value less costs of disposal, Tenaris uses the estimated value of future cash flows that a market participant could generate from the corresponding CGU.

Management judgment is required to estimate discounted future cash flows. Actual cash flows and values could vary significantly from the forecasted future cash flows and related values derived using discounting techniques.

Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal at each reporting date.

H	Other investments

Other investments consist primarily of investments in financial instruments and time deposits with a maturity of more than three
months at the date of purchase.

Certain non-derivative financial assets that the Company has both the ability and the intention to hold to maturity have been categorized as held to maturity financial assets. They are carried at amortized cost and the results are recognized in
Financial Results
in the Consolidated Income Statement using the effective interest method. Held to maturity instruments with maturities greater than
12
months after the balance sheet date are included in the non-current assets.

All other investments in financial instruments and time deposits are categorized as financial assets “at fair value through profit or loss” because such investments are both (i) held for trading and (ii) designated as such upon initial recognition because they are managed and their performance is evaluated on a fair value basis. The results of these investments are recognized in
Financial Results
in the Consolidated Income Statement.

Purchases and sales of financial investments are recognized as of their settlement date.

The fair values of quoted investments are generally based on current bid prices. If the market for a financial investment is not
active or the securities are
not
listed, Tenaris estimates the fair value by using standard valuation techniques (see Section III Financial Risk Management).

I	Inventories

Inventories are stated at the lower between cost and net realizable value. The cost of finished goods and goods in process is comprised of raw materials, direct labor, utilities, freights and other direct costs and related production overhead costs, and it excludes borrowing costs. Allocation of fixed production costs is based on the normal level of production capacity. Supplies and raw material cost is mainly based on FIFO method while goods in progress and finished goods cost is mainly based on specific historical production costs for each production order. Tenaris estimates net realizable value of inventories by grouping, where applicable, similar or related items. Net realizable value is the estimated selling price in the ordinary course of business, less any estimated costs of completion and selling expenses. Third parties goods in transit as of year-end are valued based on the supplier’s invoice cost.

Tenaris establishes an allowance for obsolete or slow-moving inventories related to finished goods, goods in process, supplies and spare parts. For slow moving or obsolete finished products, an allowance is established based on management’s analysis of product aging. An allowance for obsolete and slow-moving inventory of supplies and spare parts is established based on management's analysis of such items to be used as intended and the consideration of potential obsolescence due to technological changes, aging and consumption patterns.

J	Trade and other receivables

Trade and other receivables are recognized initially at fair value, generally the original invoice amount. Tenaris analyzes its trade receivables on a regular basis and, when aware of a specific counterparty’s difficulty or inability to meet its obligations, impairs any amounts due by means of a charge to an allowance for doubtful accounts. In addition, trade accounts receivable overdue by more than
180
days and which are
not
covered by a credit collateral, guarantee, insurance or similar surety, are provisioned.

K	Cash and cash equivalents

Cash and cash equivalents are comprised of cash at banks, liquidity funds and short-term investments with a maturity of less than three
months at the date of purchase which are readily convertible to known amounts of cash. Assets recorded in cash and cash equivalents are carried at fair market value or at historical cost which approximates fair market value.

In the Consolidated Statement of Financial Position, bank overdrafts are included in
Borrowings
in current liabilities.

For the purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents includes overdrafts.

L	Equity

(1)	Equity components

The Consolidated Statement of Changes in Equity includes:

▪	The value of share capital, legal reserve, share premium and other distributable reserves calculated in accordance with Luxembourg law;
▪	The currency translation adjustment, other reserves, retained earnings and non-controlling interest calculated in accordance with IFRS.

(2)	Share capital

The Company has an authorized share capital of a single class of
2.5
billion shares having a nominal value of
$1.00
per share. Total ordinary shares issued and outstanding as of
December 31, 2017,
2016
and
2015
are
1,180,536,830
with a par value of
$
1.00
per share with
one
vote each. All issued shares are fully paid.

(3)	Dividends distribution by the Company to shareholders

Dividends distributions are recorded in the Company’s financial statements when Company’s shareholders have the right to receive the payment, or when interim dividends are approved by the Board of Directors in accordance with the by-laws of the Company.

Dividends
may
be paid by the Company to the extent that it has distributable retained earnings, calculated in accordance with Luxembourg law (see Note
25
(iii)).

M	Borrowings

Borrowings are recognized initially at fair value net of transaction costs incurred and subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

N	Current and Deferred income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Tax is recognized in the Consolidated Income Statement, except for tax items recognized in the Consolidated Statement of Other Comprehensive Income.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date in the countries where the Company’s subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions when appropriate.

Deferred income tax is recognized applying the liability method on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. The principal temporary differences arise from fair value adjustments of assets acquired in business combinations, the effect of currency translation on depreciable fixed assets and inventories, depreciation on property, plant and equipment, valuation of inventories and provisions for pension plans. Deferred tax assets are also recognized for net operating loss carry-forwards. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the time period when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. At the end of each reporting period, Tenaris reassesses unrecognized deferred tax assets. Tenaris recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable income will allow the deferred tax asset to be recovered.

Deferred tax liabilities and assets are
not
recognized for temporary differences between the carrying amount and tax basis of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not
reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

O	Employee benefits

(1)	Short-term obligations

Liabilities for wages and salaries are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(2)	Post employment benefits

The Company has defined benefit and defined contribution plans. A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive on retirement, usually dependent on one
or more factors such as age, years of service and compensation.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets, if any. The defined benefit obligation is calculated annually (at year end) by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in
Other comprehensive income
in the period in which they arise. Past-service costs are recognized immediately in the Income Statement.

For defined benefit plans, net interest income/expense is calculated based on the surplus or deficit derived by the difference between the defined benefit obligations less fair value of plan assets. For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no
further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Tenaris sponsors funded and unfunded defined benefit pension plans in certain subsidiaries. The most significant are:

▪	An unfunded defined benefit employee retirement plan for certain senior officers. The plan is designed to provide certain benefits to those officers (additional to those contemplated under applicable labor laws) in case of termination of the employment relationship due to certain specified events, including retirement. This unfunded plan provides defined benefits based on years of service and final average salary. As of
December 31, 2017
the outstanding liability for this plan amounts to
$46.8
million.

▪	Employees’ service rescission indemnity: the cost of this obligation is charged to the Consolidated Income Statement over the expected service lives of employees. This provision is primarily related to the liability accrued for employees at Tenaris’s Italian subsidiary. As from
January 1, 2007
as a consequence of a change in an Italian law, employees were entitled to make contributions to external funds, thus, Tenaris’s Italian subsidiary pays every year the required contribution to the funds with no
further obligation. As a result, the plan changed from a defined benefit plan to a defined contribution plan effective from that date, but only limited to the contributions of
2007
onwards. As of
December 31, 2017
the outstanding liability for this plan amounts to
$19.3
million.

▪	Funded retirement benefit plans held in Canada for salary and hourly employees hired prior a certain date based on years of service and, in the case of salaried employees, final average salary. Plan assets consist primarily of investments in equities and money market funds. Both plans were replaced for defined contribution plans. Effective
June 2016
the salary plan was frozen for the purposes of credited service as well as determination of final average pay. As of
December 31, 2017
the outstanding liability for this plan amounts to
$16.7
million.

▪	Funded retirement benefit plan held in the US for the benefit of some employees hired prior a certain date, frozen for the purposes of credited service as well as determination of final average pay for the retirement benefit calculation. Plan assets consist primarily of investments in equities and money market funds. Additionally, an unfunded postretirement health and life plan is present that offers limited medical and life insurance benefits to the retirees, hired before a certain date. As of
December 31, 2017
the outstanding liability for this plan amounts to
$12.3
million.

(3)	Other long term benefits

During
2007,
Tenaris launched an employee retention and long term incentive program (the “Program”) applicable to certain senior officers and employees of the Company, who will be granted a number of Units throughout the duration of the Program. The value of each of these Units is based on Tenaris’s shareholders’ equity (excluding non-controlling interest). Also, the beneficiaries of the Program are entitled to receive cash amounts based on (i) the amount of dividend payments made by Tenaris to its shareholders, and (ii) the number of Units held by each beneficiary to the Program. Units vest ratably over a period of four
years and will be mandatorily redeemed by the Company
ten
years after grant date, with the option of an early redemption at seven
years after the grant date. As the cash payment of the benefit is tied to the book value of the shares, and not
to their market value, Tenaris valued this long-term incentive program as a long term benefit plan as classified in IAS
19
“Employee Benefits”.

As of
December 31, 2017
and
2016,
the outstanding liability corresponding to the Program amounts to
$79.2
million and
$78.7
million, respectively. The total value of the units granted (vested and unvested) to date under the program, considering the number of units and the book value per share as of
December 31, 2017
and
2016,
is
$94.8
million and
$92.9
million, respectively.

(4)	Termination benefits

Terminations benefits are payable when employment is terminated by Tenaris before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. Tenaris recognizes termination benefits at the earlier of the following dates: (a) when it can no
longer withdraw the offer of those benefits; and (b) when the costs for a restructuring that is within the scope of IAS
37
and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer.

(5)	Other compensation obligations

Employee entitlements to annual leave and long-service leave are accrued as earned.

Compensation to employees in the event of dismissal is charged to income in the year in which it becomes payable.

P	Provisions

Tenaris is subject to various claims, lawsuits and other legal proceedings, including customer claims, in which a third
party is seeking payment for alleged damages, reimbursement for losses or indemnity. Tenaris’s potential liability with respect to such claims, lawsuits and other legal proceedings cannot be estimated with certainty. Management periodically reviews the status of each significant matter and assesses potential financial exposure. If, as a result of past events, a potential loss from a claim or proceeding is considered probable and the amount can be reliably estimated, a provision is recorded. Accruals for loss contingencies reflect a reasonable estimate of the losses to be incurred based on information available to management as of the date of preparation of the financial statements, and take into consideration Tenaris’s litigation and settlement strategies. These estimates are primarily constructed with the assistance of legal counsel. As the scope of liabilities become better defined, there may
be changes in the estimates of future costs which could have a material adverse effect on its results of operations, financial condition and cash flows.

If Tenaris expects to be reimbursed for an accrued expense, as would be the case for an expense or loss covered under an insurance contract, and reimbursement is considered virtually certain, the expected reimbursement is recognized as a receivable.

This note should be read in conjunction with Note
25.

Q	Trade and other payables

Trade and other payables are recognized initially at fair value, generally the nominal invoice amount and subsequently measured at amortised cost. They are presented as current liabilities unless payment is not
due within
12
months after the reporting period.

R	Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sale of goods and services in the ordinary course of Tenaris’s activities. Revenue is shown net of value-added tax, returns, rebates and discounts and after eliminating sales within the group.

Tenaris’s products and services are sold based upon purchase orders, contracts or upon other persuasive evidence of an arrangement with customers, including that the sales price is known or determinable. Sales are recognized as revenue upon delivery, when neither continuing managerial involvement nor effective control over the products is retained by Tenaris and when collection is reasonably assured. Delivery is defined by the transfer of risk and may
include delivery to a storage facility located at
one
of the Company’s subsidiaries. For bill and hold transactions revenue is recognized only to the extent (a) it is highly probable delivery will be made; (b) the products have been specifically identified and are ready for delivery; (c) the sales contract specifically acknowledges the deferred delivery instructions; (d) the usual payment terms apply.

The percentage of total sales that were generated from bill and hold arrangements for products located in Tenaris’s storage facilities that have not
been shipped to customers amounted to
3.3%,
2.8%
and
3.0%
as of
December 31, 2017,
2016
and
2015,
respectively. The Company has
not
experienced any material claims requesting the cancellation of bill and hold transactions.

Other revenues earned by Tenaris are recognized on the following basis:

▪	Construction contracts (mainly applicable to Tenaris Brazilian subsidiaries and amounted to
$11
million,
0.21%
of total sales). The revenue recognition of the contracts follows the IAS
11
”Construction Contracts" guidance, that means, when the outcome of a construction contract can be estimated reliably and it is probable that the contract will be profitable, contract revenue is recognized over the period of the contract by reference to the stage of completion (measured by reference to the contract costs incurred up to the end of the reporting period as a percentage of total estimated costs for each contract).
▪	Interest income: on the effective yield basis.
▪	Dividend income from investments in other companies: when Tenaris’s right to receive payment is established.

S	Cost of sales and other selling expenses

Cost of sales and other selling expenses are recognized in the Consolidated Income Statement on the accrual basis of accounting.

Commissions, freights and other selling expenses, including shipping and handling costs, are recorded in
Selling, general and administrative expenses
in the Consolidated Income Statement.

T	Earnings per share

Earnings per share are calculated by dividing the income attributable to owners of the parent by the daily weighted average number of common shares outstanding during the year.

There are
no
dilutive potential ordinary shares.

U	Financial instruments

Non derivative financial instruments comprise investments in financial debt instruments and equity, time deposits, trade and other receivables, cash and cash equivalents, borrowings and trade and other payables. Tenaris’s non derivative financial instruments are classified into the following categories:

▪	Financial instruments at fair value through profit and loss: comprise mainly Other Investments current, investments in certain financial debt instruments and time deposits held for trading expiring in less than ninety
days from the measurement date (included within cash and cash equivalents).
▪	Loans and receivables: comprise cash and cash equivalents, trade receivables and other receivables and are measured at amortized cost using the effective interest rate method less any impairment.
▪	Available for sale assets: comprise the Company’s interest in the Venezuelan Companies (see Note 31 ).
▪	Held to maturity: comprise financial assets that the Company has both the ability and the intention to hold to maturity. They are measured at amortized cost using the effective interest method.
▪	Other financial liabilities: comprise borrowings, trade and other payables and are measured at amortized cost using the effective interest rate method.

The classification depends on the nature and purpose that the Company sets to the financial instrument.

Financial assets and liabilities are recognized and derecognized on their settlement date.

Accounting for derivative financial instruments and hedging activities is included within the Section III, Financial Risk Management.

V	Non-current assets held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits and financial assets that are carried at fair value.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not
in excess of any cumulative impairment loss previously recognized.

Non-current assets (including those that are part of a disposal group) are not
depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Consolidated Income Statement. See Note
28.